LONG-TERM BORROWINGS DUE TO RELATED PARTIES	6 Months Ended
Dec. 31, 2024
LONG-TERM BORROWINGS DUE TO RELATED PARTIES
LONG-TERM BORROWINGS DUE TO RELATED PARTIES

NOTE 15. LONG-TERM BORROWINGS DUE TO RELATED PARTIES

Long-term borrowings due to related parties consisted of the following:

	June 30,	December 31,	December 31,
	2024	2024	2024
		RMB	US Dollars
Long-term borrowings due to related parties:	RMB	(Unaudited)	(Unaudited)
Long-term borrowing from a Founder, 3.75% annual interest, three years loan, due in April 29, 2027	¥10,000,000	¥10,000,000	$1,369,994
Total long-term borrowings due to related parties	¥10,000,000	¥10,000,000	$1,369,994

On May 29, 2024, the Company entered into a three-year supplemental agreement with the founder, changing loan maturity date from June 4, 2024, and June 16, 2024, to April 29, 2027 and the annual interest rate to 3.75%.

Interest expense for short-term borrowings due to related parties was nil and ¥191,667($26,258) for the six months ended December 31, 2023 and 2024, respectively.